Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
APP/DAP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	386	332	321
Granted (in shares)	82	104	214
Vested (in shares)	(174)	(44)	(186)
Lapsed or cancelled (in shares)	(5)	(6)	(17)
Ending balance (in shares)	289	386	332
Average fair value of awards granted during the year (cents) | $	$ 124.122	$ 108.376	$ 69.264
Weighted average remaining contract life (years)	1 year	10 months 24 days	1 year 6 months
Performance-related awards/LTI
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	831	836	933
Granted (in shares)	270	279	329
Vested (in shares)	(246)	(136)	(180)
Lapsed or cancelled (in shares)	(77)	(148)	(246)
Ending balance (in shares)	778	831	836
Average fair value of awards granted during the year (cents) | $	$ 66.981	$ 58.126	$ 31.697
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year 1 month 6 days	1 year 3 months 18 days
LTIP/DAP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	1,649	1,662	1,575
Granted (in shares)	470	495	683
Vested (in shares)	(599)	(402)	(533)
Lapsed or cancelled (in shares)	(93)	(106)	(63)
Ending balance (in shares)	1,427	1,649	1,662
Average fair value of awards granted during the year (cents) | $	$ 117.54	$ 103.023	$ 63.51
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year 1 month 6 days	1 year 3 months 18 days